Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

18.Leases

The Group has operating leases for office space, warehouses, stores, dormitories and office equipment that the Group utilizes under lease arrangement. The Group also leases space for a manufacturing facility which houses production equipment owned by the Company and operated in cooperation with a third party operational partner.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2024		2025
	RMB		RMB
Lease right‑of‑use assets, net	24,110		82,430
Lease liabilities - current portion	11,447		28,588
Lease liabilities - non-current portion	7,050		55,671
Total lease liabilities	18,497		84,259
Weighted average remaining lease term	1.05	years	3.89	years
Weighted average annual discount rate	4.75%		4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income and supplemental cashflow information related to operating leases is as follows:

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Operating lease expense	54,565	35,548	31,222
Short‑term lease expense	5,430	7,561	18,028
Total lease cost	59,995	43,109	49,250

Supplemental cash flow information for the Group’s leases was as follows:

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Cash payments for operating lease liabilities, included in operating cash flows	62,636	43,135	29,570
Lease liabilities arising from obtaining right‑of‑use assets	38,746	6,625	98,428
Decrease in lease liabilities due to termination of lease contracts	(12,657)	(42)	(10,999)

As of December 31, 2025, the remaining lease terms for these operating leases are generally from 1 month to 110 months. The aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental
RMB
2026	31,697
2027	20,254
2028	15,926
2029	12,518
2030	8,594
2031	1,591
2032	746
2033	547
2034	438
Total minimum lease payment	92,311
Less: imputed interest	(8,052)
Total lease liability balance	84,259